Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash (VIE - $764 thousand and $856 thousand as of December 31, 2015 and 2014, respectively)	$ 25,829	$ 11,709
Restricted deposits	325	487
Accounts receivable (VIE - $593 thousand and $0 thousand as of December 31, 2015 and 2014, respectively)	3,804	$ 48
Accumulated costs with respect to project in excess of progress payment	$ 457
Loans to related company		$ 709
Due from Controlling Shareholders	$ 574
Other current assets (VIE - $137 thousand and $460 thousand as of December 31, 2015 and 2014, respectively)	1,812	$ 632
Total Current Assets	32,801	13,585
NON-CURRENT ASSETS:
Other assets	112	$ 158
Restricted deposit for put option	11,900
Property and equipment, net	757	$ 712
Total Non-Current Assets	12,769	870
Total Assets	45,570	14,455
CURRENT LIABILITIES:
Accrued payroll and other compensation related accruals	60	848
Accounts payable and accrued expenses	145	70
Income tax payable	$ 6,062	191
Deferred income tax		423
Other accounts payable	$ 941	229
Accrued expenses and accounts payable with respect to Projects (VIE - $588 thousand and $182 thousand as of December 31, 2015 and 2014, respectively)	$ 7,725	3,882
Due to Controlling Shareholders		$ 21
Due to related company	$ 600
Dividend payables		$ 1,163
Progress payments in excess of accumulated costs with respect to Projects (VIE - $0 and $503 thousand as of December 31, 2015 and 2014, respectively)		5,646
Total Current Liabilities	$ 15,533	12,473
NON-CURRENT LIABILITIES:
Other accounts payable	112	$ 158
Put option liability	11,900
Accrued severance pay	270	$ 99
Total Non-Current Liabilities	12,282	257
Total Liabilities	$ 27,815	$ 12,730
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred shares $0.0001 par value, 5,000,000 shares authorized, 0 shares issued and outstanding at December 31, 2015.
Ordinary shares $0.0001 par value, 200,000,000 shares authorized, 25,276,142 shares issued and outstanding at December 31, 2015.	$ 3	$ 3
Additional paid in capital	18,560	32
Retained earnings (deficit) (VIE - $906 thousand and $631 thousand as of December 31, 2015 and 2014, respectively)	(808)	1,690
Total Shareholders' Equity	17,755	1,725
Total Liabilities and Shareholders' Equity	$ 45,570	$ 14,455